HUNTINGTON FUNDS

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund (formerly, Rotating Index Fund)
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund
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Supplement to Statement of Additional Information dated May 1, 2003

On page 86 of the Statement of Additional Information, please delete the section entitled, "Sales Charge Reductions (Investment A Shares)" and replace it with the following:


   Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be purchased without an initial sales charge by any investor who buys Investment A Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust. Also, sales charges applicable to purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

 Shareholders should retain this supplement for future reference.

                                                            August 12, 2003

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28834 (8/03)